Capital Management	12 Months Ended
Dec. 31, 2021
Capital Management [Abstract]
Capital Management
14.	Capital Management

The Company manages its capital to maintain its ability to continue as a going concern and to provide returns to shareholders and benefits to other stakeholders. The capital structure of the Company consists of equity composed of issued share capital and reserves. The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company’s objectives when managing capital are to safeguard the entity’s ability to continue as a going concern while maintaining growth of the Company’s business through organic growth and new acquisitions. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issuances or by undertaking other activities as deemed appropriate under the specific circumstances. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged from the year ended December 31, 2020.